Capital Management - Debt to Capital Ratios (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)	Dec. 31, 2014 TWD ($)
Disclosure Of Capital Management [Abstract]
Total liabilities	$ 6,123,861	$ 181,511,222		$ 169,280,341
Less: Cash and cash equivalents	(2,755,552)	(81,674,572)	$ (1,942,610)	(57,578,981)	$ (53,290,433)	$ (46,212,423)
Net debt		99,836,650		111,701,360
Total equity	$ 7,072,233	209,620,998		214,946,374	$ 224,852,647	$ 220,339,033
Total capital		$ 309,457,648		$ 326,647,734
Debt to capital ratios	32.26%	32.26%	34.20%	34.20%